Vanguard International Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)1
Australia (0.2%)
Brambles Ltd.	9,249,654	78,630

Austria (0.4%)
Erste Group Bank AG	4,674,337	167,220

Belgium (1.6%)
Umicore SA	11,594,371	497,833
* Argenx SE	901,391	133,651
		631,484
Brazil (0.7%)
B3 SA - Brasil Bolsa Balcao	11,674,291	131,173
Raia Drogasil SA	4,574,341	122,535
		253,708
Canada (0.9%)
Toronto-Dominion Bank	3,133,272	181,042
Nutrien Ltd.	3,665,128	173,806
		354,848
China (17.6%)
* Alibaba Group Holding Ltd. ADR	11,394,039	2,278,808
Tencent Holdings Ltd.	44,489,200	1,877,228
* TAL Education Group ADR	18,485,132	818,152
* Meituan Dianping Class B	42,181,430	556,625
Ping An Insurance Group Co. of China Ltd.	37,534,500	426,216
* Baidu Inc. ADR	2,434,459	288,556
* Trip.com Group Ltd. ADR	7,312,030	243,052
China Mengniu Dairy Co. Ltd.	33,524,000	128,254
China Pacific Insurance Group Co. Ltd.	34,671,200	122,618
*,^ iQIYI Inc. ADR	3,583,399	68,622
*,^ NIO Inc. ADR	17,591,617	39,933
		6,848,064
Denmark (3.0%)
* Genmab A/S	2,594,661	604,526
Vestas Wind Systems A/S	2,278,474	216,846
Chr Hansen Holding A/S	1,658,818	125,975
Novozymes A/S	2,401,809	114,752
^ Ambu A/S Class B	5,449,774	94,185
		1,156,284
France (7.9%)
Kering SA	1,457,626	877,775
L'Oreal SA	2,310,130	658,676
Schneider Electric SE	5,203,061	501,926
EssilorLuxottica SA	1,942,580	301,724
TOTAL SA	5,324,542	279,300
Danone SA	3,081,319	253,540
Vivendi SA	7,343,173	201,583
		3,074,524

Germany (6.6%)
*,2	Zalando SE	10,466,867	450,223
*,2	Delivery Hero SE	6,275,610	331,432
	Bayerische Motoren Werke AG	3,349,995	270,166
	SAP SE	1,667,180	226,499
*,3	HelloFresh SE	10,552,945	209,960
	Infineon Technologies AG	8,885,472	189,365
	adidas AG	567,658	176,996
	BASF SE	2,275,881	170,835
	GEA Group AG	5,087,264	163,328
	Continental AG	1,057,002	138,150
*	MorphoSys AG	664,989	82,115
*,2	Rocket Internet SE	2,762,933	69,375
*,^,3	Jumia Technologies AG ADR	6,724,836	42,098
*,^	AIXTRON SE	3,130,112	29,559
*,3	Home24 SE	1,862,256	10,504
			2,560,605
Hong Kong (4.3%)
	AIA Group Ltd.	119,904,800	1,199,912
	Hong Kong Exchanges & Clearing Ltd.	8,831,230	279,689
	Jardine Matheson Holdings Ltd.	3,239,027	182,079
			1,661,680
India (1.8%)
	Housing Development Finance Corp. Ltd.	11,680,736	373,821
*	HDFC Bank Ltd.	12,874,558	228,214
*,§,4	ANI Technologies	166,185	49,227
	Larsen & Toubro Ltd.	2,239,483	41,508
			692,770
Indonesia (0.4%)
	Bank Central Asia Tbk PT	66,399,100	147,769

Israel (0.6%)
*	Check Point Software Technologies Ltd.	1,003,311	118,270
*	Wix.com Ltd.	917,880	110,963
			229,233
Italy (2.6%)
	Ferrari NV	4,745,012	800,851
	Fiat Chrysler Automobiles NV	13,737,294	202,183
			1,003,034
Japan (10.8%)
	M3 Inc.	26,545,800	730,598
	SMC Corp.	1,172,100	531,840
	SoftBank Group Corp.	9,578,400	372,623
	Nidec Corp.	2,080,800	307,983
	Nintendo Co. Ltd.	731,600	283,302
	Recruit Holdings Co. Ltd.	7,609,700	275,839
	Sony Corp.	3,375,700	214,215
	Takeda Pharmaceutical Co. Ltd.	4,806,100	195,815
	Bridgestone Corp.	4,676,300	187,040
	Pigeon Corp.	3,300,800	153,595
	Keyence Corp.	404,000	138,329
	Kubota Corp.	8,488,000	131,053
	Murata Manufacturing Co. Ltd.	2,240,300	129,958
	Sekisui Chemical Co. Ltd.	7,428,700	129,448
	Toyota Motor Corp.	1,725,900	120,742

ORIX Corp.	7,045,400	115,489
Suzuki Motor Corp.	2,218,500	98,496
^	SBI Holdings Inc.	4,470,400	92,918
4,209,283
Netherlands (5.7%)
ASML Holding NV	7,358,957	1,994,913
Koninklijke Philips NV	4,307,438	199,995
2,194,908
Norway (0.7%)
DNB ASA	8,741,639	146,649
Norsk Hydro ASA	38,345,698	135,573
282,222
Other (0.1%)
5	Vanguard FTSE All-World ex-US ETF	1,128,434	58,859

Singapore (0.4%)
Oversea-Chinese Banking Corp. Ltd.	19,070,500	150,266

South Korea (1.3%)
Samsung Electronics Co. Ltd.	7,380,761	315,519
Samsung SDI Co. Ltd.	560,382	109,901
*,^	Celltrion Inc.	423,021	62,413
487,833
Spain (2.7%)
Industria de Diseno Textil SA	21,245,632	661,053
Banco Bilbao Vizcaya Argentaria SA	75,953,680	399,019
1,060,072
Sweden (4.7%)
*	Spotify Technology SA	4,673,569	666,217
Atlas Copco AB Class A	8,919,796	326,842
^	Kinnevik AB	10,340,628	236,802
Svenska Handelsbanken AB Class A	22,435,921	220,228
Assa Abloy AB Class B	6,577,550	156,190
SKF AB	7,055,500	134,754
Elekta AB Class B	6,427,670	80,679
1,821,712
Switzerland (5.1%)
Roche Holding AG	1,909,988	588,836
Nestle SA	4,608,895	478,610
Temenos AG	1,611,775	244,539
Novartis AG	2,634,439	242,858
Lonza Group AG	574,461	195,150
Cie Financiere Richemont SA	2,311,487	175,243
Straumann Holding AG	63,241	60,866
1,986,102

Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			41,599,000	418,430

Thailand (0.3%)
	Kasikornbank PCL (Foreign)			22,280,856	114,258

Turkey (0.2%)
*	Turkiye Garanti Bankasi AS			39,634,985	69,490

United Kingdom (6.4%)
	Rolls-Royce Holdings plc			46,651,516	428,679
	Diageo plc			8,713,257	355,998
*	Ocado Group plc			19,221,816	329,309
	BHP Group plc			8,794,634	194,839
	Royal Dutch Shell plc Class A			6,669,211	191,199
	Burberry Group plc			6,851,592	186,380
	GlaxoSmithKline plc			6,981,170	158,610
	Whitbread plc			2,531,094	150,339
	Smith & Nephew plc			6,481,401	144,671
	Lloyds Banking Group plc		170,979,423		134,794
	Next plc			993,018	86,767
	Bunzl plc			2,273,703	62,398
*,^,2 Aston Martin Lagonda Global Holdings plc				6,130,091	43,691
					2,467,674
United States (9.8%)
*	Amazon.com Inc.			638,368	1,149,573
*	MercadoLibre Inc.			1,831,448	1,063,302
*	Illumina Inc.			2,734,956	877,264
*,^	Tesla Inc.			1,894,281	624,999
*	Booking Holdings Inc.			51,269	97,618
					3,812,756
Total Common Stocks (Cost $25,260,341)					37,993,718
Preferred Stocks (0.4%)
*,§,3,4,6You & Mr. Jones				44,800,000	150,080
*,§,4,6 CureVac GmbH				12,600	19,758
Total Preferred Stocks (Cost $75,682)					169,838
		Coupon
Temporary Cash Investments (2.8%)1
Money Market Fund (2.7%)
7,8 Vanguard Market Liquidity Fund		1.841%		10,520,710	1,052,282

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
9	United States Treasury Bill	2.082%	12/26/19	3,500	3,496
9	United States Treasury Bill	1.641%	1/9/20	400	399
9	United States Treasury Bill	1.531%	2/13/20	9,000	8,972
9	United States Treasury Bill	1.527%-1.541%	4/30/20	4,000	3,974
					16,841
Total Temporary Cash Investments (Cost $1,068,922)					1,069,123
Total Investments (101.1%) (Cost $26,404,945)					39,232,679
Other Assets and Liabilities-Net (-1.1%)8,10					(430,615)
Net Assets (100%)					38,802,064

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $507,766,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $894,721,000, representing 2.3% of net assets.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Restricted securities totaling $219,065,000, representing 0.6% of net assets. See Restricted Securities table for additional information.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Perpetual security with no stated maturity date.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Collateral of $545,604,000 was received for securities on loan.
9 Securities with a value of $15,548,000 have been segregated as initial margin for open futures contracts.
10 Cash of $3,095,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date		($000)
You & Mr. Jones	September 2015		44,800
CureVac GmbH	October 2015		30,882
ANI Technologies	December 2015		51,748

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2019	2,736	111,598	5,119
Topix Index	December 2019	535	82,973	4,450
FTSE 100 Index	December 2019	601	57,247	959
S&P ASX 200 Index	December 2019	493	57,156	1,531
				12,059

International Growth Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of
America, N.A.	12/24/19	EUR	126,089	USD	139,771	—	(566)
Bank of
America, N.A.	12/16/19	JPY	12,769,556	USD	118,833	—	(1,955)
BNP Paribas	12/24/19	EUR	84,284	USD	93,805	—	(754)
JPMorgan
Chase Bank,
N.A.	12/16/19	JPY	8,322,456	USD	77,392	—	(1,217)
Toronto-
Dominion Bank	12/24/19	AUD	95,063	USD	65,349	—	(1,003)
Royal Bank of
Canada	12/24/19	GBP	43,622	USD	54,675	1,806	—
Royal Bank of
Canada	12/23/19	AUD	55,714	USD	38,002	—	(291)
Bank of
America, N.A.	12/24/19	GBP	27,607	USD	34,418	1,328	—
Goldman Sachs
International	12/24/19	GBP	15,212	USD	18,911	785	—
Royal Bank of
Canada	12/24/19	EUR	9,548	USD	10,559	—	(17)
JPMorgan
Chase Bank,
N.A.	12/23/19	AUD	12,326	USD	8,465	—	(122)
Royal Bank of
Canada	12/16/19	JPY	775,181	USD	7,210	—	(114)
JPMorgan
Chase Bank,
N.A.	12/24/19	EUR	5,632	USD	6,254	—	(36)
Morgan Stanley
Capital Services
LLC	12/23/19	AUD	7,998	USD	5,419	—	(5)
JPMorgan
Chase Bank,
N.A.	12/24/19	GBP	3,304	USD	4,263	15	—
BNP Paribas	12/16/19	JPY	405,861	USD	3,814	—	(99)
UBS AG	12/16/19	JPY	385,000	USD	3,605	—	(81)
Bank of
America, N.A.	12/23/19	AUD	5,170	USD	3,495	5	—
Bank of
America, N.A.	12/24/19	EUR	2,522	USD	2,782	2	—
Royal Bank of
Canada	12/16/19	USD	115,337	JPY	12,416,685	1,688	—
Bank of
America, N.A.	12/24/19	USD	94,069	EUR	84,854	388	—
Bank of
America, N.A.	12/24/19	USD	43,521	AUD	63,289	681	—
Royal Bank of
Canada	12/24/19	USD	34,040	EUR	30,558	303	—
Royal Bank of
Canada	12/24/19	USD	17,326	GBP	13,600	—	(283)
Royal Bank of
Canada	12/23/19	USD	16,950	AUD	24,621	285	—
Citibank, N.A.	12/24/19	USD	12,608	GBP	10,271	—	(691)

International Growth Fund

Deutsche Bank
AG	12/24/19	USD	12,205	GBP	9,628	—	(261)
Deutsche Bank
AG	12/24/19	USD	10,854	EUR	9,799	35	—
Goldman Sachs
International	12/24/19	USD	9,909	EUR	8,983	—	(8)
Royal Bank of
Canada	12/24/19	USD	9,387	GBP	7,236	18	—
Goldman Sachs
International	12/16/19	USD	7,535	JPY	804,190	174	—
Morgan Stanley
Capital Services
LLC	12/24/19	USD	5,370	GBP	4,159	—	(15)
Bank of
Montreal	12/24/19	USD	3,715	EUR	3,321	48	—
Bank of
Montreal	12/16/19	USD	2,942	JPY	317,015	41	—
Bank of
Montreal	12/24/19	USD	1,896	GBP	1,462	3	—
Citibank, N.A.	12/23/19	USD	1,839	AUD	2,672	31	—
Barclays Bank
plc	12/16/19	USD	1,772	JPY	188,640	46	—
Bank of
Montreal	12/23/19	USD	1,739	AUD	2,549	14	—
UBS AG	12/23/19	USD	1,603	AUD	2,324	31	—
Bank of
America, N.A.	12/23/19	USD	1,007	AUD	1,490	—	(1)
Bank of
Montreal	12/23/19	USD	331	AUD	490	—	(1)
						7,727	(7,520)

AUD—Australian dollar. EUR—euro. GBP—British pound. JPY—Japanese yen. USD—U.S. dollar.

At November 30, 2019, the counterparties had deposited in segregated accounts securities with a value of $676,000 and cash of $3,560,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such

International Growth Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

International Growth Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	4,421,312	—	—
Common Stocks—Other	4,733,530	28,789,649	49,227
Preferred Stocks	—	—	169,838
Temporary Cash Investments	1,052,282	16,841	—
Futures Contracts—Assets[1]	931	—	—
Futures Contracts—Liabilities[1]	(1,205)	—	—
Forward Currency Contracts—Assets	—	7,727	—
Forward Currency Contracts—Liabilities	—	(7,520)	—
Total	10,206,850	28,806,697	219,065
1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

International Growth Fund

					Current Period Transactions
	Aug. 31,		Proceeds					Nov. 30,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh SE	137,965	—	—	—	71,995	—	—	209,960
Home 24 SE	6,147	—	—	—	4,357	—	—	10,504
Jumia Technologies AG
ADR	74,982	—	—	—	(32,884)	—	—	42,098
Vanguard FTSE All-World
ex-US ETF	55,124	—	—	—	3,735	369	—	58,859
Vanguard Market
Liquidity Fund	1,243,718	NA1	NA1	127	81	2,152	—	1,052,282
You & Mr. Jones	127,680	—	—	—	22,400	—	—	150,080
Total	1,645,616			127	69,684	2,521	—	1,523,783

1 Not applicable—purchases and sales are for temporary cash investment purposes.